Exhibit 99.1 Schedule 1

Data Compare Summary (Total)
Run Date - 9/21/2021 12:38:54 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	4	11	36.36%	14
Amortization Type	0	2	0.00%	14
Borrower First Name	5	5	100.00%	14
Borrower Full Name	5	7	71.43%	14
Borrower Last Name	5	5	100.00%	14
City	3	13	23.08%	14
Contract Sales Price	4	9	44.44%	14
Debt Service Coverage Ratio	8	9	88.89%	14
First Payment Date	1	12	8.33%	14
Guarantor 1 First Name	2	4	50.00%	14
Guarantor 1 Last Name	1	4	25.00%	14
LTV Valuation Value	3	7	42.86%	14
Maturity Date	0	10	0.00%	14
Note Date	2	14	14.29%	14
Original CLTV	3	9	33.33%	14
Original Interest Rate	1	8	12.50%	14
Original Loan Amount	1	14	7.14%	14
Original LTV	0	1	0.00%	14
Original P&I	1	7	14.29%	14
Prepayment Penalty Period (months)	0	5	0.00%	14
Property Type	4	13	30.77%	14
Purpose	0	11	0.00%	14
Refi Purpose	0	2	0.00%	14
Representative FICO	0	2	0.00%	14
State	3	13	23.08%	14
Street	4	14	28.57%	14
Total Cash-out	0	1	0.00%	14
Zip	3	13	23.08%	14
Total	63	225	28.00%	14